CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 61	¥ 424	¥ 715
Intangible assets	2,810	19,381	20,189
Right-of-use assets	434	2,993	2,351
Trade receivables	1,525	10,520	9,501
Contract assets	13,006	89,713	91,035
Deferred tax assets			66
Other non-current assets	1	4	10
TOTAL NON-CURRENT ASSETS	17,837	123,035	123,867
CURRENT ASSETS
Inventories	106	729	986
Trade receivables	6,779	46,760	41,526
Bills receivable	1,232	8,500
Contract assets	3,138	21,647	15,331
Prepayments	251	1,732	2,236
Other receivables	11,993	82,733	86,201
Other current assets	457	3,160	4,942
Cash and cash equivalents	4,595	31,695	58,359
TOTAL CURRENT ASSETS	28,551	196,956	209,581
TOTAL ASSETS	46,388	319,991	333,448
CURRENT LIABILITIES
Trade payables	2,946	20,326	21,118
Contract liabilities	100	690	690
Other payables and accruals	2,425	16,724	12,098
Income tax payable	1,556	10,732	9,254
Provisions	72	494
Dividends payable			5,048
Interest-bearing loans and borrowings	435	3,000	3,000
Derivative financial liabilities	119	824	1,710
Lease liabilities	190	1,317	981
Due to related companies	494	3,408	5,710
Due to the Shareholder	1,037	7,153	14,050
TOTAL CURRENT LIABILITIES	9,374	64,668	73,659
NON-CURRENT LIABILITIES
Deferred tax liabilities	765	5,276	2,544
Lease liabilities	232	1,598	1,208
Interest-bearing loans and borrowings	10,293	71,000	74,000
TOTAL NON-CURRENT LIABILITIES	11,290	77,874	77,752
TOTAL LIABILITIES	20,664	142,542	151,411
EQUITY
Issued capital	65,351	450,782	450,782
Other capital reserves	106,600	735,319	719,110
Accumulated losses	(160,775)	(1,109,010)	(1,084,387)
Other comprehensive losses	(1,352)	(9,322)	(10,821)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	9,824	67,769	74,684
NON-CONTROLLING INTERESTS	15,900	109,680	107,353
TOTAL EQUITY	25,724	177,449	182,037
TOTAL LIABILITIES AND EQUITY	$ 46,388	¥ 319,991	¥ 333,448